Annual Fund Operating Expenses - Invesco Real Assets ESG ETF - Invesco Real Assets ESG ETF	May 12, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%	[1]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.58%

[1]	Effective May 13, 2025, the Fund's management fee was reduced. “Management Fees” have been restated to reflect current fees.